7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of finder's options (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of finder's options
	2018	2017	2016
Risk-free interest rate	Nil	Nil	0.87%
Expected life	Nil	Nil	3 years
Expected volatility	Nil	Nil	144.75%
Expected dividend yield	Nil	Nil	Nil